UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund

February 28, 2009

	Number of
	Shares	Value
Common Stock– 96.22%
Basic Materials – 4.54%
Ashland	26,091	$154,196
*Compass Minerals International	8,860	462,668
†GrafTech International	45,450	256,793
Rock-Tenn Class A	17,760	490,353
†Rockwood Holdings	33,550	197,610
Silgan Holdings	9,200	451,352
		2,012,972
Business Services – 8.33%
*Administaff	16,770	326,343
American Ecology	18,200	285,740
†AMN Healthcare Services	34,590	225,181
*†CRA International	9,900	216,315
*†DynCorp International Class A	23,650	288,294
*†FTI Consulting	5,550	202,797
*Healthcare Services Group	26,580	408,534
†Huron Consulting Group	5,950	245,557
Jackson Hewitt Tax Service	10,220	76,446
†Kforce	39,000	249,990
†Lincoln Educational Services	13,330	191,152
*McGrath RentCorp	20,500	320,210
†RiskMetrics Group	17,720	194,743
*†TeleTech Holdings	25,750	222,995
†United Stationers	11,100	241,203
		3,695,500
Capital Goods – 9.09%
AAON	22,250	345,320
*Acuity Brands	13,330	305,524
*Applied Industrial Technologies	16,680	268,882
*Barnes Group	16,060	149,679
†Chart Industries	25,600	164,352
†Columbus McKinnon	22,200	194,694
†ESCO Technologies	4,610	149,871
*Granite Construction	12,440	442,614
†Hexcel	40,150	249,332
†Kadant	18,000	163,080
*Lufkin Industries	7,450	244,733
†Perini	12,120	185,678
†Rofin-Sinar Technologies	14,000	205,100
Triumph Group	10,890	393,347
†URS	12,510	386,809
†Willbros Group	25,510	183,162
		4,032,177
Communication Services – 1.90%
Alaska Communications Systems Group	53,050	333,685
*†IPG Photonics	22,150	186,946
NTELOS Holdings	16,900	323,973
		844,604
Consumer Discretionary – 4.46%
†Aeropostale	20,530	476,091
Guess	14,060	225,944
†Gymboree	7,550	194,186
*†Hibbett Sports	11,000	154,220
*†Marvel Entertainment	15,770	407,812
*Phillips-Van Heusen	15,340	254,184
†ULTA Salon Cosmetics & Fragrance	47,100	263,760
		1,976,197

Consumer Services – 4.59%
†Bally Technologies	16,580	308,388
*†Buffalo Wild Wings	7,650	236,156
†CEC Entertainment	7,650	178,628
CKE Restaurants	43,830	305,495
†Jack in the Box	22,070	429,040
*†Papa John's International	11,200	248,080
*†WMS Industries	18,070	327,609
		2,033,396
Consumer Staples – 4.53%
Alberto-Culver	18,540	410,476
*Casey's General Stores	17,500	348,425
*†Chattem	7,850	497,925
†Ralcorp Holdings	7,790	472,074
Seaboard	320	281,600
		2,010,500
Energy – 2.82%
*†Bristow Group	9,550	193,388
*†Carrizo Oil & Gas	24,000	255,359
*†Complete Production Services	35,150	107,208
†Exco Resources	21,110	192,312
Massey Energy	16,060	185,493
*Penn Virginia	15,690	217,307
*†PetroQuest Energy	31,260	101,282
		1,252,349
Financials – 14.30%
Aspen Insurance Holdings	23,530	512,718
City Holding	11,100	291,042
Dime Community Bancshares	35,900	353,974
East West Bancorp	32,900	233,919
First Commonwealth Financial	25,300	206,954
First Niagara Financial Group	27,650	321,293
Greenhill & Co	4,530	292,638
Harleysville Group	11,660	347,002
Independent Bank (MA)	14,900	218,434
IPC Holdings	12,700	322,707
Max Capital Group	22,050	363,825
optionsXpress Holdings	26,600	262,542
†ProAssurance	9,140	436,801
Provident Financial Services	23,700	221,358
RLI	5,930	290,451
Smithtown Bancorp	8,950	100,061
TCF Financial	19,660	241,032
†Texas Capital Bancshares	26,050	253,727
*Trustmark	15,700	279,303
Valley National Bancorp	15,740	179,908
Waddell & Reed Financial Class A	25,740	363,449
Washington Federal	21,700	247,163
		6,340,301
Health Care – 16.56%
†Align Technology	38,550	264,068
†Alkermes	43,050	433,943
†Bio-Rad Laboratories Class A	7,350	409,395
*†Catalyst Health Solutions	15,900	335,172
†Celera	36,620	235,467
†Conmed	15,900	216,081
†Eurand	34,800	330,600
†Gen-Probe	6,600	267,762
†Healthways	11,300	102,943
*†Kendle International	17,350	324,445
*†Medarex	59,350	232,059
*†Noven Pharmaceuticals	35,300	286,989
*†Onyx Pharmaceuticals	14,000	419,860
†OSI Pharmaceuticals	13,550	462,054
*†Psychiatric Solutions	18,720	317,117
†Quidel	26,200	289,248
†Regeneron Pharmaceuticals	22,500	320,625
*†Res-Care	28,200	344,886

†Sun Healthcare Group	37,150	332,121
Techne	6,400	312,640
*†United Therapeutics	6,750	452,992
Universal Health Services Class B	6,000	220,980
†VNUS Medical Technologies	5,950	113,586
West Pharmaceutical Services	10,380	318,666
		7,343,699
Media – 0.82%
National CineMedia	33,200	365,200
		365,200
Real Estate – 3.66%
Alexandria Real Estate Equities	4,200	167,832
*Digital Realty Trust	12,820	383,190
*Home Properties	13,910	369,171
Senior Housing Properties Trust	32,840	414,441
Sovran Self Storage	13,630	287,729
		1,622,363
Technology – 16.75%
*†Anixter International	13,850	407,329
*†Blackboard	13,100	359,464
†Digital River	13,650	326,508
*†Dionex	8,300	388,357
†FARO Technologies	18,800	223,532
iGate	44,600	133,800
InfoGROUP	89,650	265,364
†Informatica	20,800	268,320
*†j2 Global Communications	21,950	411,124
*†JDA Software Group	27,550	267,235
†Lawson Software	94,150	361,536
*†Netgear	23,100	255,255
NIC	24,800	123,504
*†Nuance Communications	19,100	169,226
*†ON Semiconductor	56,850	208,071
†Progress Software	24,400	388,936
*Quality Systems	10,700	414,197
*†Sapient	49,250	188,628
*†SAVVIS	35,000	196,350
*†Synaptics	13,040	270,580
*†Tekelec	38,550	472,622
United Online	53,550	249,543
†ValueClick	28,100	176,187
†ViaSat	21,450	392,535
†Vocus	14,700	244,608
†Wind River Systems	35,100	265,005
		7,427,816
Transportation – 0.71%
†HUB Group	17,450	313,402
		313,402
Utilities – 3.16%
Black Hills	16,120	287,097
Cleco	25,340	519,977
*Otter Tail	18,100	315,121
*Piedmont Natural Gas	11,590	279,783
		1,401,978
Total Common Stock (cost $67,283,119)		42,672,454

	Principal
	Amount
Repurchase Agreement** – 4.80%
BNP Paribas 0.24%, dated 02/27/09, to be
repurchased on 3/2/09, repurchase price $2,130,043
(collateralized by U.S. Government obligations,
5/14/09-2/11/10; market value $2,174,646)	$2,130,000	2,130,000
Total Repurchase Agreement (cost $2,130,000)		2,130,000

Total Value of Securities Before Securities Lending Collateral – 101.02%
(cost $69,413,119)		44,802,454

	Number of
	Shares
Securities Lending Collateral*** – 19.95%
Investment Companies
Mellon GSL DBT II Collateral Fund	9,066,987	8,848,597
†Mellon GSL DBT II Liquidation Trust	214,226	21
Total Securities Lending Collateral (cost $9,281,213)		8,848,618

Total Value of Securities – 120.97%
(cost $78,694,332)		53,651,072 ©
Obligation to Return Securities Lending Collateral*** – (20.93%)		(9,281,213)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.04%)		(19,356)
Net Assets Applicable to 7,362,889 Shares Outstanding – 100.00%		$44,350,503

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in "Notes."
©Includes $8,685,121 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware® Group Equity Funds V - Delaware Small Cap Core Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$79,785,449
Aggregate unrealized appreciation	168,051
Aggregate unrealized depreciation	(26,302,428)
Net unrealized depreciation	$(26,134,377)

For federal income tax purposes, at November 30, 2008, capital loss carryforwards of $14,768,765 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

Securities
Level 1	$44,802,454
Level 2	8,848,597
Level 3	21
Total	$53,651,072

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$17,567
Net change in unrealized
appreciation/depreciation	(17,546)
Balance as of 2/28/09	$21

Net change in unrealized
appreciation/depreciation on
investments still held as of 2/28/09	$(17,546)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended February 28, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2009, the value of securities on loan was $8,685,121, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of February 28, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund

February 28, 2009

	Number of
	Shares	Value
Common Stock – 97.13%☐
Basic Industry – 8.95%
Albemarle	181,700	$3,515,895
*Arch Coal	68,000	945,200
†Crown Holdings	273,900	5,773,812
Cytec Industries	92,200	1,419,880
FMC	131,100	5,300,373
Kaiser Aluminum	52,800	1,163,712
Valspar	173,300	2,894,110
		21,012,982
Business Services – 3.56%
Brink's	132,900	3,172,323
†Brinks Home Security Holding	136,000	2,851,920
†United Stationers	107,359	2,332,911
		8,357,154
Capital Spending – 6.61%
*Actuant Class A	225,000	2,315,250
†*Casella Waste Systems	89,700	188,370
†Colfax	47,000	341,690
†Gardner Denver	126,300	2,389,596
Harsco	109,600	2,264,336
Insteel Industries	161,400	1,016,820
Mueller Water Products Class A	176,888	380,309
*Regal Beloit	73,100	2,096,508
*Wabtec	57,000	1,525,320
*Walter Industries	164,700	2,992,599
		15,510,798
Consumer Cyclical – 1.88%
Autoliv	46,700	694,896
MDC Holdings	147,300	3,716,379
		4,411,275
Consumer Services – 17.11%
Advance Auto Parts	106,500	4,073,625
Bebe Stores	152,700	787,932
Cato Class A	300,800	4,400,704
†CEC Entertainment	117,400	2,741,290
†Children's Place	55,000	1,005,400
†Collective Brands	99,500	1,029,825
†Dollar Tree Stores	109,400	4,246,908
Genesco	96,700	1,382,810
†Jack in the Box	146,700	2,851,848
Men's Wearhouse	196,000	2,093,280
*Meredith	84,900	1,090,965
*Movado Group	104,500	596,695
PETsMART	160,100	3,208,404
Phillips-Van Heusen	56,700	939,519
*Ross Stores	175,300	5,174,856
†Skechers Class A	94,800	604,824
*Stage Stores	213,400	1,532,212
†Warnaco Group	87,000	1,883,550
*Wolverine World Wide	29,750	451,010
†Zale	62,400	78,000
		40,173,657
Consumer Staples – 1.91%
American Greetings Class A	147,100	548,683
Del Monte Foods	549,700	3,930,355
		4,479,038
Energy – 5.66%
Encore Acquisition	70,800	1,421,664
†*Forest Oil	130,700	1,853,326

†*Hercules Offshore	94,476	136,045
†Newfield Exploration	175,800	3,398,214
*Southwest Gas	186,400	3,632,938
†Whiting Petroleum	122,600	2,856,580
		13,298,767
Financial Services – 25.93%
Bank of Hawaii	154,900	4,962,996
Berkley (W.R.)	286,100	5,953,741
Boston Private Financial Holdings	324,800	1,127,056
Community Bank System	112,800	1,930,008
CVB Financial	125,400	880,308
East West Bancorp	331,800	2,359,098
First Midwest Bancorp	205,300	1,543,856
Hancock Holding	134,900	3,825,764
*Harleysville Group	154,700	4,603,872
Independent Bank	154,700	2,267,902
Infinity Property & Casualty	131,500	4,672,195
IPC Holdings	136,100	3,458,301
NBT Bancorp	218,900	4,301,385
Platinum Underwriters Holdings	250,200	7,015,608
S&T Bancorp	84,300	1,912,767
*Selective Insurance Group	343,000	4,126,290
*StanCorp Financial Group	68,500	1,232,315
Sterling Bancshares	569,100	3,101,595
Wesbanco	90,200	1,599,246
		60,874,303
Health Care – 3.33%
*Service Corporation International	575,400	1,944,852
*STERIS	93,800	2,163,028
*Universal Health Services Class B	100,700	3,708,781
		7,816,661
Real Estate – 4.09%
*Brandywine Realty Trust	252,937	1,193,863
*Education Realty Trust	203,400	742,410
Highwoods Properties	205,300	3,878,117
Washington Real Estate Investment Trust	220,900	3,788,435
		9,602,825
Technology – 12.70%
†Amkor Technology	333,300	569,943
†Brocade Communications Systems	359,500	999,410
†*Checkpoint Systems	166,600	1,296,148
†*Cirrus Logic	703,700	2,498,135
†Compuware	399,600	2,361,636
*Emulex	171,100	899,986
†*ON Semiconductor	287,000	1,050,420
†*Parametric Technology	302,500	2,462,350
†Premiere Global Services	291,850	2,439,866
*QAD	218,000	547,180
†*Sybase	142,700	3,878,586
†Synopsys	291,500	5,430,645
†*Tech Data	239,400	4,139,226
†Vishay Intertechnology	483,000	1,231,650
		29,805,181
Transportation – 2.73%
*Alexander & Baldwin	168,700	3,169,873
†*Kirby	101,100	2,228,244
†*Saia	117,900	1,023,372
		6,421,489
Utilities – 2.67%
*Black Hills	75,200	1,339,312
†El Paso Electric	259,000	3,659,670
*Otter Tail	72,500	1,262,225
		6,261,207
Total Common Stock (cost $331,099,675)		228,025,337

	Principal
	Amount
Repurchase Agreement** – 3.51%
BNP Paribas 0.24%, dated 2/27/09, to be
repurchased on 3/2/09, repurchase price $8,245,165
(collateralized by U.S. Government obligations,
5/14/09-2/11/10; with market value $8,417,821)	$8,245,000	8,245,000
Total Repurchase Agreement (cost $8,245,000)		8,245,000

Total Value of Securities Before Securities Lending Collateral – 100.64%
(cost $339,344,675)		236,270,337
	Number of
	Shares
Securities Lending Collateral*** – 10.29%
Investment Companies
Mellon GSL DBT II Collateral Fund	24,790,230	24,166,944
†Mellon GSL DBT II Liquidation Trust	392,139	39
Total Securities Lending Collateral (cost $25,182,369)		24,166,983

Total Value of Securities – 110.93%
(cost $364,527,044)		260,437,320 ©
Obligation to Return Securities Lending Collateral*** – (10.72%)		(25,182,369)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.21%)		(490,223)
Net Assets Applicable to 13,719,728 Shares Outstanding – 100.00%		$234,764,728

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in "Notes."
©Includes $23,657,157 of securities loaned.
☐ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$364,719,669
Aggregate unrealized appreciation	21,906,636
Aggregate unrealized depreciation	(126,188,985)
Net unrealized depreciation	$(104,282,349)

For federal income tax purposes, at November 30, 2008, capital loss carryforwards of $383,954 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

Securities
Level 1	$236,270,337
Level 2	24,166,944
Level 3	39
Total	$260,437,320

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$32,155
Net change in unrealized
appreciation/depreciation	(32,116)
Balance as of 2/28/09	$39

Net change in unrealized
appreciation/depreciation on
investments still held as of 2/28/09	$(32,116)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended February 28, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2009, the value of securities on loan was $23,657,157, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of February 28, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund

February 28, 2009

	Number of
	Shares	Value
Common Stock – 42.28%
Consumer Discretionary – 2.27%
*Cablevision Systems Class A	3,000	$38,970
Gap	338,000	3,647,020
Mattel	297,300	3,520,032
†Time Warner Cable Class A	12	220
		7,206,242
Consumer Staples – 7.42%
*Archer-Daniels-Midland	155,600	4,148,296
CVS Caremark	171,600	4,416,984
Heinz (H.J.)	108,500	3,544,695
Kimberly-Clark	74,200	3,495,562
Kraft Foods Class A	184,900	4,212,022
Safeway	205,000	3,792,500
		23,610,059
Diversified REITs – 0.79%
*Digital Realty Trust	13,500	403,515
*Liberty Property Trust	35,800	654,066
Vornado Realty Trust	44,200	1,446,666
		2,504,247
Energy – 3.42%
Chevron	62,900	3,818,659
ConocoPhillips	83,900	3,133,665
Marathon Oil	168,900	3,930,303
		10,882,627
Financials – 3.39%
Allstate	158,800	2,672,604
Bank of New York Mellon	153,500	3,403,095
†Cardtronics	29,300	41,020
Travelers	129,000	4,663,350
		10,780,069
Health Care – 8.45%
Bristol-Myers Squibb	199,300	3,669,113
Cardinal Health	115,900	3,760,955
Johnson & Johnson	78,800	3,940,000
Merck	147,200	3,562,240
Pfizer	277,400	3,414,794
Quest Diagnostics	101,900	4,670,076
Wyeth	94,900	3,873,818
		26,890,996
Health Care REITs – 0.91%
*HCP	42,200	770,994
*Health Care REIT	38,300	1,178,491
*Ventas	43,200	931,824
		2,881,309
Hotel REITs – 0.29%
Hersha Hospitality Trust	184,800	332,640
*Host Hotels & Resorts	162,600	601,620
		934,260
Industrial REITs – 0.14%
AMB Property	37,000	440,670
		440,670
Industrials – 1.24%
†BWAY Holding	7,120	44,714
†Flextronics International	19,100	39,346
†Graphic Packaging Holding	54,048	43,238
Grupo Aeroportuario del Centro Norte ADR	20,242	145,540
=P†Port Townsend	1,110	11
*Waste Management	136,300	3,680,100
		3,952,949

Information Technology – 4.52%
Intel	320,000	4,076,800
International Business Machines	55,800	5,135,274
*Motorola	728,000	2,562,560
Xerox	499,300	2,586,374
		14,361,008
Mall REITs – 0.74%
*Macerich	40,200	459,084
*Simon Property Group	57,700	1,909,870
		2,368,954
Manufactured Housing REITs – 0.41%
Equity Lifestyle Properties	29,700	989,901
*Sun Communities	35,100	309,582
		1,299,483
Materials – 1.12%
duPont (E.I.) deNemours	140,200	2,630,152
Innophos Holdings	4,550	48,321
*Plum Creek Timber	34,300	899,689
		3,578,162
Mortgage REITs – 0.15%
Annaly Capital Management	33,500	465,650
		465,650
Multifamily REITs – 0.94%
*American Campus Communities	37,300	638,576
*Apartment Investment & Management	18,747	97,859
*AvalonBay Communities	8,965	380,295
Camden Property Trust	35,000	657,650
Equity Residential	69,900	1,230,241
		3,004,621
Office REITs – 0.90%
*Alexandria Real Estate Equities	18,000	719,280
Boston Properties	13,400	497,006
*Highwoods Properties	39,600	748,044
Mack-Cali Realty	47,000	802,760
*SL Green Realty	8,800	102,256
		2,869,346
Self-Storage REITs – 0.48%
Public Storage	27,500	1,525,700
		1,525,700
Shopping Center REITs – 0.66%
Developers Diversified Realty	7,500	22,125
*Federal Realty Investment Trust	28,500	1,172,205
Kimco Realty	66,100	584,985
Kite Realty Group Trust	55,000	189,200
Ramco-Gershenson Properties Trust	25,400	131,064
		2,099,579
Specialty REITs – 0.05%
*Entertainment Properties Trust	9,700	144,627
		144,627
Telecommunications – 2.66%
AT&T	171,100	4,067,047
†Century Communications	1,625,000	0
Verizon Communications	153,800	4,387,914
		8,454,961
Utilities – 1.33%
Entergy	1	57
†*Mirant	448	5,479
†*NRG Energy	4,650	87,885
Progress Energy	116,800	4,137,056
		4,230,477
Total Common Stock (cost $233,067,631)		134,485,996

Convertible Preferred Stock – 3.92%
Banking, Finance & Insurance – 0.70%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	37,800	1,488,375
Fannie Mae 8.75% exercise price $32.45, expiration date 5/13/11	25,000	16,250
Sovereign Capital Trust IV 4.375% exercise price $ 29.16, expiration date 3/1/34	35,700	705,075
		2,209,700
Basic Materials – 0.30%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.50, expiration date 5/1/10	17,350	939,069
		939,069

Cable, Media & Publishing – 0.15%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	1,500	476,625
		476,625
Energy – 0.66%
*Chesapeake Energy 4.50% exercise price $44.17, expiration date 12/31/49	17,075	996,753
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	39,900	1,117,200
		2,113,953
Health Care & Pharmaceuticals – 1.42%
Inverness Medical Innovations 3.00% exercise price $69.32, expiration date 12/31/49	6,650	954,408
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	1,875	1,520,419
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10	12,000	2,035,500
		4,510,327
Telecommunications – 0.58%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/2012	24,000	1,047,000
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	3,000	810,750
		1,857,750
Utilities – 0.11%
•CenterPoint Energy 2.00% exercise price $40.88, expiration date 9/15/29	26,000	351,000
		351,000
Total Convertible Preferred Stock (cost $23,874,607)		12,458,424

	Principal
	Amount
Convertible Bonds – 19.62%
Aerospace & Defense – 0.72%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 1/1/26	$1,150,000	822,250
#L-3 Communications 144A 3.00% 8/1/35 exercise price $101.13, expiration date 8/1/35	1,500,000	1,466,250
		2,288,500
Banking, Finance & Insurance – 0.32%
*National City 4.00% 2/1/11 exercise price $482.51 expiration date 2/1/11	1,125,000	1,016,719
		1,016,719
Basic Industry – 1.05%
‡#Apex Silver Mines 144A 2.875% 3/15/24 exercise price $28.62, expiration date 3/15/24	1,000,000	55,000
Rayonier TRS Holdings 3.75% 10/15/12 exercise price $54.82 expiration date 10/15/12	2,770,000	2,430,675
#Sino-Forest 144A 5.00% 8/1/13 exercise price $20.29, expiration date 8/1/13	1,275,000	841,500
		3,327,175
Cable, Media & Publishing – 0.84%
Liberty Media 3.25% 3/15/31 exercise price $53.86, expiration date 3/8/31	3,000,000	1,020,000
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25	3,240,000	1,636,200
		2,656,200
Computers & Technology – 2.99%
Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	1,930,000	716,513
#Advanced Micro Devices 144A 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	3,385,000	1,256,681
Euronet Worldwide 3.50% 10/15/25 exercise price $40.48, expiration date 10/15/25	3,500,000	2,353,749
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26	1,540,000	406,175
Intel 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	500,000	388,125
#Intel 144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35	1,140,000	884,925
*Linear Technology 3.125% 5/1/27 exercise price $48.24, expiration date 5/1/27	1,500,000	1,415,625
*SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13	3,870,000	2,084,963
		9,506,756
Electronics & Electrical Equipment – 1.12%
*Fisher Scientific 3.25% 3/1/24 exercise price $40.20, expiration date 3/1/24	1,500,000	1,756,875
*Flextronics International 1.00% 8/1/10 exercise price $15.53, expiration date 8/1/10	739,000	668,795
General Cable 0.875% 11/15/13 exercise price $50.36 expiration date 11/14/13	1,720,000	1,130,900
		3,556,570
Energy – 0.66%
Peabody Energy 4.75% 12/15/41 exercise price $58.44, expiration date 12/15/41	865,000	590,363
Transocean
1.50% 12/15/37 exercise price $168.61, expiration date 12/15/37	865,000	732,006
1.625% 12/15/37 exercise price $168.61, expiration date 12/15/37	865,000	775,256
		2,097,625
Environmental Services – 0.43%
Allied Waste 4.25% 4/15/34 exercise price $45.40, expiration date 4/15/34	1,480,000	1,381,950
		1,381,950
Health Care & Pharmaceuticals – 5.02%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 3/12/09	2,230,000	2,230,000
Allergan 1.50% 4/1/26 exercise price $63.33, expiration date 4/1/26	600,000	576,000
#Allergan 144A 1.50% 4/1/26 exercise price $63.33, expiration date 4/1/26	1,935,000	1,857,600
Amgen 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	1,680,000	1,495,200

#Amgen 144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13	775,000	689,750
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13	170,000	147,900
fHologic 2.00% 12/15/37 exercise price $38.59, expiration date 12/15/37	1,715,000	1,123,325
LifePoint Hospitals 3.50% 5/15/14 exercise price $51.79, expiration date 5/14/14	850,000	623,688
Medtronic
1.50% 4/15/11 exercise price $55.96, expiration date 4/15/11	1,000,000	927,500
1.625% 4/15/13 exercise price $55.96, expiration date 4/15/13	2,000,000	1,742,500
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $46.81, expiration date 2/1/26	1,535,000	1,582,969
•Wyeth 0.965% 1/15/24 exercise price $60.09, expiration date 1/14/24	3,000,000	2,978,999
		15,975,431
Real Estate – 1.55%
#Host Hotels & Resorts 144A 3.25% 4/15/24 exercise price $16.00 expiration date 3/15/24	255,000	232,688
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10	1,685,000	1,729,653
Vornado Realty Trust 2.85% 4/1/27 exercise price $159.04 expiration date 3/15/27	1,005,000	762,544
#Weingarten Realty Investors 144A 3.95% 8/1/26 exercise price $48.45, expiration date 8/1/26	3,000,000	2,201,249
		4,926,134
Retail – 0.60%
Pantry 3.00% 11/15/12 exercise price $50.10, expiration date 11/15/12	1,755,000	1,224,113
Sonic Automotive 5.25% 5/7/09 exercise price $46.87, expiration date 5/7/09	1,000,000	685,000
		1,909,113
Telecommunications – 3.73%
#Alaska Communication System Group 144A 5.75% 3/1/13 exercise price $12.90 expiration date 3/1/13	2,312,000	1,511,470
Amdocs 0.50% 3/15/24 exercise price $43.12, expiration date 3/15/24	2,000,000	1,995,000
CommScope 1.00% 3/15/24 exercise price $21.75 expiration date 3/20/09	1,925,000	1,915,375
#Leap Wireless International 144A 4.50% 7/15/14 exercise price $93.21 expiration date 7/15/2014	427,000	290,360
Level 3 Communications 3.50% 6/15/12 exercise price $5.46, expiration date 6/15/12	2,425,000	991,219
NII Holdings 3.125% 6/15/12 exercise price $118.32, expiration date 6/15/12	3,765,000	2,522,549
Qwest Communications International 3.50% 11/15/25 exercise price $5.33, expiration date 11/15/25	750,000	674,063
#Virgin Media 144A 6.50% 11/15/16 exercise price $19.22, expiration date 11/15/16	3,730,000	1,967,575
		11,867,611
Transportation – 0.28%
Bristow Group 3.00% 6/15/38 exercise price $77.34 expiration date 6/15/38	1,500,000	875,625
		875,625
Utilities – 0.31%
Dominion Resources 2.125% 12/15/23 exercise price $36.14, expiration date 12/15/23	1,000,000	1,001,250
		1,001,250
Total Convertible Bonds (cost $84,316,033)		62,386,659

Corporate Bonds – 28.22%
Basic Industry – 3.10%
California Steel Industries 6.125% 3/15/14	495,000	344,025
Domtar 7.125% 8/15/15	421,000	288,385
@#Evraz Group 144A 9.50% 4/24/18	825,000	424,875
Freeport McMoRan Copper & Gold 8.25% 4/1/15	675,000	601,437
Georgia-Pacific
7.70% 6/15/15	255,000	225,675
*8.875% 5/15/31	525,000	406,875
Huntsman International
7.875% 11/15/14	360,000	172,800
7.375% 1/1/15	180,000	85,050
Innophos 8.875% 8/15/14	745,000	596,000
@#Innophos Holding 144A 9.50% 4/15/12	510,000	369,750
International Coal Group 10.25% 7/15/14	550,000	398,750
#MacDermid 144A 9.50% 4/15/17	1,185,000	474,000
Momentive Performance Materials 9.75% 12/1/14	800,000	308,000
NewPage 10.00% 5/1/12	610,000	187,575
Noranda Aluminium Acquisition PIK 6.595% 5/15/15	615,000	150,675
Norske Skog Canada 8.625% 6/15/11	725,000	337,125
@#Norske Skogindustrier 144A 7.125% 10/15/33	175,000	70,000
@=Port Townsend Private Note 12.431% 8/27/12	319,419	231,578
@Potlatch 9.125% 12/1/09	1,075,000	1,129,652
#Rock-Tenn 144A 9.25% 3/15/16	490,000	490,000
Rockwood Specialties Group 7.50% 11/15/14	690,000	589,950
•#Ryerson 144A 8.545% 11/1/14	405,000	208,575
@#Sappi Papier Holding 144A 6.75% 6/15/12	925,000	570,209
@#Severstal 144A 9.75% 7/29/13	350,000	203,875
#Steel Dynamics 144A 7.75% 4/15/16	760,000	589,000
#Vedanta Resources 144A 9.50% 7/18/18	595,000	342,125
•Verso Paper Holdings 4.92% 8/1/14	295,000	78,175
		9,874,136

Brokerage – 0.18%
E*Trade Financial 12.50% 11/30/17	395,000	183,675
LaBranche 11.00% 5/15/12	440,000	389,400
		573,075
Capital Goods – 3.39%
*Associated Materials 9.75% 4/15/12	445,000	369,350
Building Materials 7.75% 8/1/14	455,000	313,950
BWAY 10.00% 10/15/10	1,065,000	1,003,762
Celestica 7.875% 7/1/11	235,000	226,481
Centex
4.55% 11/1/10	570,000	510,150
5.125% 10/1/13	170,000	132,600
@CPG International I 10.50% 7/1/13	595,000	318,325
DR Horton
6.00% 4/15/11	200,000	181,000
7.875% 8/15/11	780,000	721,500
*Flextronics International 6.25% 11/15/14	375,000	316,875
*Graham Packaging 9.875% 10/15/14	1,036,000	657,860
*Graphic Packaging International 9.50% 8/15/13	1,260,000	944,999
Greenbrier 8.375% 5/15/15	485,000	241,288
@Intertape Polymer 8.50% 8/1/14	400,000	250,000
M/I Homes 6.875% 4/1/12	320,000	169,600
#Moog 144A 7.25% 6/15/18	465,000	420,825
Owens Brockway Glass Container 6.75% 12/1/14	800,000	776,000
*RBS Global/Rexnord 11.75% 8/1/16	495,000	326,700
Ryland Group 6.875% 6/15/13	905,000	778,300
*Sally Holdings 10.50% 11/15/16	815,000	711,088
Thermadyne Holdings 9.50% 2/1/14	625,000	401,563
Toll
8.25% 2/1/11	790,000	778,150
8.25% 12/1/11	100,000	98,000
Vought Aircraft Industries 8.00% 7/15/11	225,000	124,875
		10,773,241
Consumer Cyclical – 1.72%
*Denny's Holdings 10.00% 10/1/12	255,000	220,575
*Dollar General 10.625% 7/15/15	585,000	589,388
Ford Motor Credit
•4.01% 1/13/12	235,000	115,444
7.80% 6/1/12	1,305,000	707,765
9.875% 8/10/11	545,000	316,947
Global Cash Access 8.75% 3/15/12	595,000	473,025
#GMAC 144A
6.00% 12/15/11	90,000	52,761
6.625% 5/15/12	202,000	116,445
6.875% 9/15/11	260,000	169,346
6.875% 8/28/12	518,000	298,435
*Goodyear Tire & Rubber 9.00% 7/1/15	275,000	209,000
#Invista 144A 9.25% 5/1/12	525,000	485,625
Lear 8.75% 12/1/16	1,550,000	271,250
Levi Strauss 9.75% 1/15/15	592,000	494,320
Mobile Mini 6.875% 5/1/15	435,000	324,075
*Neiman Marcus Group 10.375% 10/15/15	800,000	337,000
*Tenneco 8.625% 11/15/14	1,038,000	150,510
#TRW Automotive 144A 7.00% 3/15/14	475,000	135,375
		5,467,286
Consumer Non-Cyclical – 2.07%
ACCO Brands 7.625% 8/15/15	515,000	211,150
Alliance One International
8.50% 5/15/12	105,000	91,350
11.00% 5/15/12	160,000	151,200
*#Bausch & Lomb 144A 9.875% 11/1/15	1,095,000	996,449
Biomet
*10.00% 10/15/17	545,000	547,725
11.625% 10/15/17	125,000	116,250
@Cardtronics
9.25% 8/15/13	705,000	468,825
9.25% 8/15/13	315,000	209,475
*Chiquita Brands 8.875% 12/1/15	460,000	353,050
*Constellation Brands 8.125% 1/15/12	510,000	507,450
Cornell 10.75% 7/1/12	210,000	194,250
*Cott Beverages 8.00% 12/15/11	440,000	239,800

Del Monte
6.75% 2/15/15	175,000	168,000
8.625% 12/15/12	245,000	248,063
*Jarden 7.50% 5/1/17	596,000	467,860
JohnsonDiversey Holdings 10.67% 5/15/13	475,000	353,875
Pinnacle Foods Finance 9.25% 4/1/15	280,000	231,000
#Tyson Foods 144A 10.50% 3/1/14	285,000	270,038
Visant Holding 8.75% 12/1/13	820,000	758,500
		6,584,310
Energy – 3.84%
AmeriGas Partners 7.125% 5/20/16	670,000	626,450
Chesapeake Energy
*6.375% 6/15/15	100,000	82,250
7.00% 8/15/14	420,000	361,200
9.50% 2/15/15	15,000	14,025
Complete Production Service 8.00% 12/15/16	475,000	323,594
Compton Petroleum Finance 7.625% 12/1/13	1,385,000	470,900
#Connacher Oil & Gas 144A 10.25% 12/15/15	745,000	286,825
#Copano Energy 144A 7.75% 6/1/18	440,000	345,400
Denbury Resources 9.75% 3/1/16	295,000	278,775
*Dynergy Holdings 7.75% 6/1/19	390,000	237,900
El Paso 6.875% 6/15/14	605,000	537,736
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	525,000	498,101
Frontier Oil 8.50% 9/15/16	330,000	320,100
Geophysique-Veritas
7.50% 5/15/15	95,000	74,813
7.75% 5/15/17	670,000	522,600
#Helix Energy Solutions 144A 9.50% 1/15/16	860,000	485,900
#Hilcorp Energy I 144A 7.75% 11/1/15	1,100,000	846,999
Inergy Finance
6.875% 12/15/14	350,000	323,750
8.25% 3/1/16	535,000	516,275
KCS Energy 7.125% 4/1/12	465,000	415,013
Key Energy Services 8.375% 12/1/14	605,000	396,275
Mariner Energy 8.00% 5/15/17	755,000	505,850
MarkWest Energy 8.75% 4/15/18	465,000	332,475
Massey Energy 6.875% 12/15/13	965,000	854,024
OPTI Canada
7.875% 12/15/14	485,000	162,475
8.25% 12/15/14	285,000	98,325
*Petrobras International Finance 7.875% 3/15/19	95,000	95,713
PetroHawk Energy 9.125% 7/15/13	186,000	176,700
@Petroleum Development 12.00% 2/15/18	525,000	334,688
Plains Exploration & Production 7.00% 3/15/17	510,000	437,325
Range Resources 7.25% 5/1/18	415,000	377,650
Regency Energy Partners 8.375% 12/15/13	579,000	484,913
Whiting Petroleum 7.25% 5/1/13	485,000	397,700
		12,222,719
Financials – 0.71%
•Hartford Financial Services Group 8.125% 6/15/38	860,000	408,756
Hexion US Finance 9.75% 11/15/14	360,000	48,600
Leucadia National 8.125% 9/15/15	490,000	409,150
#•Liberty Mutual Group 144A 10.75% 6/15/58	770,000	408,609
#•MetLife Capital Trust X 144A 9.25% 4/8/38	300,000	200,272
@#Nuveen Investments 144A 10.50% 11/15/15	1,285,000	301,975
Silicon Valley Bank 6.05% 6/1/17	310,000	242,061
•USB Capital IX 6.189% 4/15/49	310,000	124,047
•Wells Fargo Capital XIII 7.70% 12/29/49	260,000	126,680
		2,270,150
Media – 1.92%
#Charter Communications Operating 144A
*8.00% 4/30/12	110,000	98,450
*8.375% 4/30/14	330,000	285,450
10.875% 9/15/14	1,216,000	1,130,880
#CSC Holdings 144A
8.50% 4/15/14	31,000	29,915
8.50% 6/15/15	575,000	552,000
DirecTV Holdings 8.375% 3/15/13	220,000	223,300
EchoStar DBS 7.125% 2/1/16	545,000	494,588

#Expedia 144A 8.50% 7/1/16	385,000	317,625
Lamar Media 6.625% 8/15/15	455,000	286,650
#LBI Media 144A 8.50% 8/1/17	465,000	141,825
Mediacom Capital 9.50% 1/15/13	355,000	310,625
Nielsen Finance 10.00% 8/1/14	360,000	298,800
Quebecor Media 7.75% 3/15/16	315,000	258,300
#Rainbow National Services 144A 10.375% 9/1/14	355,000	365,206
Time Warner Telecom Holdings 9.25% 2/15/14	700,000	666,750
Videotron
6.375% 12/15/15	165,000	149,325
#144A 9.125% 4/15/18	475,000	482,125
		6,091,814
Services Cyclical – 1.72%
#Ashtead Capital 144A 9.00% 8/15/16	325,000	190,125
#Erac USA Finance 144A 6.375% 10/15/17	365,000	237,501
FTI Consulting
7.625% 6/15/13	805,000	807,012
7.75% 10/1/16	305,000	302,713
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,015,000	553,175
Gaylord Entertainment
6.75% 11/15/14	275,000	176,000
8.00% 11/15/13	545,000	363,788
Hertz
8.875% 1/1/14	725,000	358,875
*10.50% 1/1/16	310,000	117,800
Kansas City Southern de Mexico 9.375% 5/1/12	260,000	256,100
*MGM Mirage
6.75% 4/1/13	715,000	309,238
7.50% 6/1/16	125,000	50,938
#144A 13.00% 11/15/13	250,000	181,250
‡@Northwest Airlines 10.00% 2/1/09	265,000	331
*Pinnacle Entertainment
8.25% 3/15/12	25,000	22,375
8.75% 10/1/13	550,000	492,250
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,173,000	1,038,104
		5,457,575
Services Non-cyclical – 2.91%
Alliance Imaging 7.25% 12/15/12	425,000	399,500
*ARAMARK 8.50% 2/1/15	965,000	882,975
Casella Waste Systems 9.75% 2/1/13	1,083,000	953,040
*Community Health Systems 8.875% 7/15/15	980,000	932,225
HCA 6.50% 2/15/16	1,685,000	1,137,375
*HCA PIK 9.625% 11/15/16	810,000	678,375
•HealthSouth 8.323% 6/15/14	925,000	800,125
Iron Mountain
6.625% 1/1/16	505,000	472,175
8.00% 6/15/20	305,000	288,225
Lender Process Services 8.125% 7/1/16	380,000	381,425
Rental Services 9.50% 12/1/14	430,000	232,200
Select Medical 7.625% 2/1/15	1,075,000	666,500
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	705,000	551,127
8.03% 10/1/20	350,000	291,151
Tenet Healthcare 7.375% 2/1/13	570,000	484,500
Universal Hospital Services PIK 8.50% 6/1/15	110,000	96,250
		9,247,168
Technology & Electronics – 0.40%
Amkor Technology 7.75% 5/15/13	275,000	163,281
Sungard Data Systems
9.125% 8/15/13	643,000	549,765
10.25% 8/15/15	834,000	575,460
		1,288,506
Telecommunications – 4.44%
‡=@Allegiance Telecom 11.75% 2/15/10	10,000	0
•Centennial Communications 7.185% 1/1/13	340,000	340,000
Cincinnati Bell
7.00% 2/15/15	500,000	457,500
7.25% 7/15/13	255,000	244,800
Citizens Communications 7.125% 3/15/19	595,000	502,775
Cricket Communications 9.375% 11/1/14	1,100,000	1,009,250
Crown Castle International 9.00% 1/15/15	1,020,000	999,600

#Digicel 144A
8.875% 1/15/15	390,000	292,500
9.25% 9/1/12	440,000	399,300
GCI 7.25% 2/15/14	290,000	262,450
Hughes Network Systems/Finance 9.50% 4/15/14	800,000	704,000
ΩInmarsat Finance 10.375% 11/15/12	1,160,000	1,188,999
Intelsat Bermuda 11.25% 6/15/16	1,011,000	957,923
Lucent Technologies 6.45% 3/15/29	599,000	220,133
MetroPCS Wireless 9.25% 11/1/14	1,100,000	1,045,000
#Nordic Telephone Company Holdings 144A 8.875% 5/1/16	483,000	441,945
*Qwest Capital Funding 7.25% 2/15/11	675,000	646,313
Sprint Nextel 6.00% 12/1/16	1,635,000	1,064,218
#Telesat Canada 144A
11.00% 11/1/15	675,000	550,125
12.50% 11/1/17	125,000	90,625
@#Vimpelcom 144A 9.125% 4/30/18	970,000	554,064
Virgin Media Finance 8.75% 4/15/14	980,000	885,675
#Wind Acquisition Finance 144A 10.75% 12/1/15	320,000	322,400
Windstream 8.125% 8/1/13	960,000	936,000
		14,115,595
Utilities – 1.82%
AES
*7.75% 3/1/14	665,000	600,163
8.00% 10/15/17	405,000	346,275
Celestica 7.625% 7/1/13	120,000	108,000
Edison Mission Energy 7.625% 5/15/27	725,000	547,375
Elwood Energy 8.159% 7/5/26	642,158	519,881
Midwest Generation 8.30% 7/2/09	218,146	218,124
Mirant Americas Generation 8.50% 10/1/21	135,000	105,975
wMirant Mid Atlantic Pass Through Trust 8.625% 6/30/12	306,548	305,015
Mirant North America 7.375% 12/31/13	570,000	524,400
NRG Energy
7.375% 2/1/16	1,000,000	925,000
7.375% 1/15/17	95,000	88,113
Orion Power Holdings 12.00% 5/1/10	736,000	759,000
Reliant Energy 7.625% 6/15/14	235,000	171,550
*Texas Competitive Electric Holdings 10.25% 11/1/15	1,115,000	568,650
		5,787,521
Total Corporate Bonds (cost $113,606,229)		89,753,096

Leveraged Non-Recourse Security – 0.00%
w@# JP Morgan Fixed Income Pass Through Trust 2007 144A 0.001% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Residual Interest Trust Certificate – 0.00%
w@#Auction Pass Through 2007-6 Series 7-6B 144A	475,000	0
Total Residual Interest Trust Certificate (cost $516,980)		0

«Senior Secured Loans – 1.30%
Energy Futures Holdings Term Tranche Loan B2 4.036% 10/10/14	309,217	192,276
Ford Motor Term Tranche Loan B 3.556% 11/29/13	2,182,416	718,080
General Motors Term Tranche Loan B 8.00% 11/17/13	1,883,028	702,012
Talecris Biotherapeutics 2nd Lien 7.74% 12/6/14	925,000	793,187
Toys R Us 4.80% 7/19/12	910,000	515,451
Univision Communications Term Tranche Loan B 2.73% 9/15/14	1,025,000	473,038
Harrahs Term Tranche Loan B2 3.479% 1/28/15	730,000	426,776
Northwest Airlines 2.57% 8/21/13	350,000	304,850
Total Senior Secured Loans (cost $5,218,817)		4,125,670

Sovereign Debt – 0.03% Δ
Indonesia – 0.03%
#Republic of Indonesia 144A 10.375% 5/4/14	100,000	100,158
Total Sovereign Debt (cost $99,455)		100,158
	Number of
	Shares
Limited Partnership – 0.12%
*Brookfield Infrastructure Partners	33,900	393,918
Total Limited Partnership (cost $638,388)		393,918

Preferred Stock – 0.62%
Banking, Finance & Insurance – 0.09%
Freddie Mac 6.02%	21,000	6,300
#GMAC 144A 7.00%	625	106,758
•JPMorgan Chase 7.90%	255,000	176,300
		289,358
Industrials – 0.00%
@=Port Townsend	222	0
		0
Leisure, Lodging & Entertainment – 0.07%
*Red Lion Hotels Capital Trust 9.50%	17,479	214,118
		214,118
Real Estate – 0.46%
*Developers Diversified Realty 7.50%	25,050	125,500
SL Green Realty 7.625%	108,900	1,034,550
*Vornado Realty Trust 6.625%	20,500	289,050
W2007 Grace Acquisitions Series B 8.75%	21,700	13,020
		1,462,120
Total Preferred Stock (cost $5,490,488)		1,965,596

Warrants – 0.00%
∏@=†Port Townsend	222	2
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	12	0
Total Warrants (cost $6,349)		2
	Principal
	Amount
Repurchase Agreement** – 2.45%
BNP Paribas 0.24%, dated 02/27/09, to be
repurchased on 3/2/09, repurchase price $7,804,156
(collateralized by U.S. Government obligations,
5/14/09-2/11/10; market value $7,967,578)	$7,804,000	7,804,000
Total Repurchase Agreement (cost $7,804,000)		7,804,000

Total Value of Securities Before Securities Lending Collateral – 98.56%
(cost $475,743,977)		313,473,519
	Number of
	Shares
Securities Lending Collateral*** – 10.96%
Investment Companies
Mellon GSL DBT II Collateral Fund	35,761,216	34,856,435
†Mellon GSL DBT II Liquidation Trust	741,807	74
Total Securities Lending Collateral (cost $36,503,023)		34,856,509

Total Value of Securities – 109.52%
(cost $512,247,000)		348,330,028	©
Obligation to Return Securities Lending Collateral*** – (11.48%)		(36,503,023)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.96%		6,233,562
Net Assets Applicable to 48,090,841 Shares Outstanding – 100.00%		$318,060,567

•Variable rate security. The rate shown is the rate as of February 28, 2009.
ΦStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 28, 2009.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
*Fully or partially on loan.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2009, the aggregate amount of Rule 144A securities was $35,555,697 which represented 11.18% of the Fund’s net assets. See Note 4 in "Notes."
@Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $7,871,181 which represented 2.47% of the Fund’s net assets. See Note 4 in “Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At February 28, 2009, the aggregate amount of fair valued securities was $231,591, which represented 0.07% of the Fund's net assets. See Note 1 in "Notes."
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2009, the aggregate amount of the restricted securities was $13 or 0.00% of the Fund's net assets. See Note 4 in "Notes.
ΔSecurities have been classified by country of origin.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†Non income producing security.
‡Non income producing security. Security is currently in default.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $34,948,680 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds V – Delaware Dividend Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income tax has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class..

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$514,293,256
Aggregate unrealized appreciation	2,534,729
Aggregate unrealized depreciation	(168,107,733)
Net unrealized depreciation	$(165,573,004)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2008 will expire as follows: $3,174,810 expires in 2009, $8,064,444 expires in 2010 and $106,941,239 expires in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

Securities
Level 1	$142,683,904
Level 2	205,187,321
Level 3	458,803
Total	$348,330,028

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$2,452,873
Net change in unrealized
appreciation/depreciation	1,352,965
Net purchases, sales, and settlements	6,248
Net transfers in and/or out of Level 3	(3,353,284)
Balance as of 2/28/09	$458,803

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/09	$1,352,965

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended February 28, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2009, the value of securities on loan was $34,948,680, for which the Fund received collateral, comprised of non-cash collateral valued at $390,224, and cash collateral of $36,503,023. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invests a portion of its net assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and/or Baa or lower by Moody’s Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: